UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                05/14/2012
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  85
                                         ---------------
Form 13F Information Table Value Total:  $99,794.01
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
03/31/2012
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101      289.0404           3240      Sole            3240
A T & T Inc new                  COMMON STOCK   00206r102        218.61           7000      Sole            7000
Abbott Labs                      COMMON STOCK   002824100      623.9322          10180      Sole           10130                  50
AFLAC Inc.                       COMMON STOCK   001055102     203.64372           4428      Sole            4428
Altria Group Inc                 COMMON STOCK   02209S103     496.23525          16075      Sole           15975                 100
Apache Corp                      COMMON STOCK   037411105    1083.65771      10789.105      Sole           10514             275.105
Aqua America Inc                 COMMON STOCK   03836W103      264.5823          11870      Sole           11870
Archer Daniels Midland           COMMON STOCK   039483102     1106.3587          34945      Sole           33870                1075
Bank Of Montreal                 COMMON STOCK   063671101     803.44664      13521.485      Sole           12895             626.485
Barrick Gold Corp                COMMON STOCK   067901108      1658.762          38150      Sole           37075                1075
Bed Bath & Beyond Inc            COMMON STOCK   075896100        526.16           8000      Sole            7780                 220
Berkshire Hathaway Cl B          COMMON STOCK   084670702      207.5817           2558      Sole            2558
Bristol Myers Squibb Company     COMMON STOCK   110122108           243           7200      Sole            6950                 250
Canadian Natl Railway Co         COMMON STOCK   136375102      218.4325           2750      Sole            2750
Caterpillar Inc                  COMMON STOCK   149123101    1433.78721      13460.263      Sole           13240             220.263
Chevron Corp                     COMMON STOCK   166764100    1282.98207          11967      Sole           11967
Cimarex Energy Co                COMMON STOCK   171798101    1963.65393          26019      Sole           25169                 850
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101      3398.299         154820      Sole          151195                3625
Coca Cola Co                     COMMON STOCK   191216100     453.31125           6125      Sole            6050                  75
ConocoPhillips                   COMMON STOCK   20825c104     267.40318           3518      Sole            3518
Covidien Ltd                     COMMON STOCK   G2554F113    1139.03175      20830.866      Sole           20135             695.866
CVS/Caremark Corp                COMMON STOCK   126650100      1289.568          28785      Sole           28185                 600
Diageo PLC New Spons ADR         COMMON STOCK   25243q205     2039.3345          21133      Sole           20558                 575
Disney                           COMMON STOCK   254687106     1328.0663          30335      Sole           29410                 925
Duke Energy Corp                 COMMON STOCK   26441c105      484.2805          23050      Sole           22850                 200
EOG Resources Inc                COMMON STOCK   26875p101      249.4195           2245      Sole            2245
Equity Residential               COMMON STOCK   29476L107      204.1412           3260      Sole            3260
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105    2409.21863          14581      Sole           14056                 525
Exxon Mobil Corp                 COMMON STOCK   30231G102    2670.70863      30793.366      Sole           29682            1111.366
FedEx Corporation                COMMON STOCK   31428x106        965.58          10500      Sole           10050                 450
General Electric Co              COMMON STOCK   369604103     2244.6288         111840      Sole          108940                2900
Google Inc CL A                  COMMON STOCK   38259P508      846.4368           1320      Sole            1275                  45
Home Depot Inc                   COMMON STOCK   437076102     1075.6278          21380      Sole           20730                 650
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     716.27704          16136      Sole           15635                 501
Humana Inc                       COMMON STOCK   444859102        682.04           7375      Sole            7125                 250
Intel Corp                       COMMON STOCK   458140100     311.90781          11094      Sole           11094
International Business Machine   COMMON STOCK   459200101     1292.4466      6194.3283      Sole       6049.1763             145.152
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457    3718.17472          44096      Sole           41084                3012
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432    4106.57947       36600.53      Sole           35335             1265.53
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440       315.004           3050      Sole            3050
iShares Barclays Aggregate Bon   COMMON STOCK   464287226      996.8057       9074.244      Sole            7373            1701.244
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176      3189.061     27106.3408      Sole      25368.3408                1738
iShares MSCI ACWI Index          COMMON STOCK   464288257     2098.7952          44466      Sole           44466
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465     443.62098           8082      Sole            8082
iShares MSCI Japan Index Fd      COMMON STOCK   464286848     358.41438          35225      Sole           35225
iShares Russell 3000 Value       COMMON STOCK   464287663        367.16           4000      Sole            4000
iShares Russell Midcap Value I   COMMON STOCK   464287473       308.032           6400      Sole            6400
iShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    2803.75022          65287      Sole           62787                2500
J P Morgan Chase & Co            COMMON STOCK   46625H100    1538.61315      33462.661      Sole           32471             991.661
Kraft Foods Inc Cl A             COMMON STOCK   50075N104     226.12149           5949      Sole            5949
Layne Christensen Company        COMMON STOCK   521050104     903.23875          40595      Sole           39570                1025
Lockheed Martin Corp             COMMON STOCK   539830109      229.5923           2555      Sole            2455                 100
Marathon Petroleum Corporation   COMMON STOCK   56585A102     282.88064           6524      Sole            6349                 175
MasterCard Inc                   COMMON STOCK   57636Q104     989.53062           2353      Sole            2313                  40
McDonalds Corp                   COMMON STOCK   580135101     2572.6725          26225      Sole           25575                 650
Merck & Co                       COMMON STOCK   58933Y105      598.4256          15584      Sole           15484                 100
Microchip Technology Inc         COMMON STOCK   595017104       1727.94          46450      Sole           45350                1100
Microsoft Corp                   COMMON STOCK   594918104    1023.28988          31725      Sole           30525                1200
Molex Incorporated               COMMON STOCK   608554101      853.1608          30340      Sole           29365                 975
NextEra Energy Inc               COMMON STOCK   65339f101    1695.45864          27758      Sole           26908                 850
Novartis AG ADS                  COMMON STOCK   66987v109    1842.65955          33255      Sole           32080                1175
PartnerRe Ltd                    COMMON STOCK   G6852T105    1018.68945          15005      Sole           14705                 300
PepsiCo Inc                      COMMON STOCK   713448108    1453.92755          21913      Sole           21388                 525
Pfizer                           COMMON STOCK   717081103     905.55197      39989.047      Sole           38837            1152.047
Philip Morris International      COMMON STOCK   718172109      383.6813           4330      Sole            4330
Plum Creek Timber Co             COMMON STOCK   729251108      856.5516          20610      Sole           19910                 700
Procter & Gamble Co              COMMON STOCK   742718109     613.96335           9135      Sole            8960                 175
Qualcomm Inc                     COMMON STOCK   747525103     546.58986           8031      Sole            7731                 300
Rayonier Inc                     COMMON STOCK   754907103     435.65329           9881      Sole            9831                  50
Rockwell Collins                 COMMON STOCK   774341101     829.32448          14408      Sole           14008                 400
S & P Depository Receipts SPDR   COMMON STOCK   78462f103    3423.51353          24313      Sole           23285                1028
Schlumberger Ltd                 COMMON STOCK   806857108    1060.27866          15162      Sole           14837                 325
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503     6440.7336         180110      Sole          175185                4925
Spectra Energy Corp              COMMON STOCK   847560109       304.773           9660      Sole            9660
Starwood Property Trust, Inc.    COMMON STOCK   85571B105     1136.6565          54075      Sole           52475                1600
TE Connectivity Ltd.             COMMON STOCK   H84989104     887.32875          24145      Sole           23455                 690
Time Warner Cable Inc            COMMON STOCK   88732J207       372.455           4570      Sole            4320                 250
Vectren Corp Indiana             COMMON STOCK   92240G101     211.14996           7266      Sole            7266
Verizon Communications           COMMON STOCK   92343v104     358.17687           9369      Sole            9369
Vodafone Group PLC               COMMON STOCK   92857w209    1753.47557          63371      Sole           61371                2000
Wal-Mart Stores                  COMMON STOCK   931142103      1445.238          23615      Sole           22815                 800
Wells Fargo & Co                 COMMON STOCK   949746101    1522.55111      44597.279      Sole           43121            1476.279
Western Gas Partners LP          COMMON STOCK   958254104     732.68155       15876.09      Sole           15205              671.09
WisTr China Yuan Fd              COMMON STOCK   97717W182     1510.6572          59592      Sole           57077                2515
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867    1709.83196      32951.088      Sole           32550             401.088